LONG-TERM DEBT, NET - Interest on Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Average borrowing rate per annum	6.01%	5.37%	5.40%